UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/12

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   03/31/2012

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:  $253,980.37


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
			TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER		OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway -	COM		84670207	17384.2776	214,224		SH 	SOLE		N/A		214,224		0		0
Cisco Systems		COM		17275R102	14158.6343	669,438.97	SH 	SOLE		N/A		669,438.97	0		0
Canadian Natural Res	COM		136385101	13697.1531	412,813.54	SH 	SOLE		N/A		412,813.54	0		0
Microsoft		COM		594918104	13675.3996	423,977.59	SH 	SOLE		N/A		423,977.59	0		0
Pfizer			COM		717081103	13583.01286	599,823.82	SH 	SOLE		N/A		599,823.82	0		0
Wal-Mart Stores		COM		931142103	12817.95932	209,443.78	SH 	SOLE		N/A		209,443.78	0		0
Pepsico			COM		713448108	11489.4314	173,164		SH 	SOLE		N/A		173,164		0		0
Fairfax Financial	COM		303901102	10779.31242	26,775		SH 	SOLE		N/A		26,775		0		0
Google			COM		38259P508	10760.0072	16,780		SH 	SOLE		N/A		16,780		0		0
Johnson & Johnson	COM		478160104	10622.05745	161,037.86	SH 	SOLE		N/A		161,037.86	0		0
Wells Fargo		COM		949746101	10402.50996	304,701.52	SH 	SOLE		N/A		304,701.52	0		0
U S Bancorp		COM		902973304	10170.42048	321,036		SH 	SOLE		N/A		321,036		0		0
3M			COM		88579Y101	10076.80476	112,956		SH 	SOLE		N/A		112,956		0		0
Conocophillips		COM		20825C104	9315.86868	122,561.09	SH 	SOLE		N/A		122,561.09	0		0
Visa			COM		92826C839	9186.3		77,850		SH 	SOLE		N/A		77,850		0		0
Hewlett Packard		COM		428236103	7550.93497	316,866.76	SH 	SOLE		N/A		316,866.76	0		0
Procter & Gamble	COM		742718109	7501.36369	111,610.83	SH 	SOLE		N/A		111,610.83	0		0
American Express	COM		25816109	7389.25564	127,709.22	SH 	SOLE		N/A		127,709.22	0		0
Home Depot		COM		437076102	5729.25376	113,879.03	SH 	SOLE		N/A		113,879.03	0		0
Coca Cola		COM		191216100	5315.48071	71,821.11	SH 	SOLE		N/A		71,821.11	0		0
Citigroup		COM		172967101	4867.21918	133,166.05	SH 	SOLE		N/A		133,166.05	0		0
General Electric	COM		369604103	4524.28727	225,425.37	SH 	SOLE		N/A		225,425.37	0		0
Bank of America		COM		60505104	4437.66556	463,705.91	SH 	SOLE		N/A		463,705.91	0		0
Automatic Data Proce	COM		53015103	3527.57923	63,917		SH 	SOLE		N/A		63,917		0		0
Oracle			COM		68389X105	3443.796	118,100		SH 	SOLE		N/A		118,100		0		0
Becton Dickinson	COM		75887109	3344.92905	43,077		SH 	SOLE		N/A		43,077		0		0
Sysco			COM		871829107	3311.60258	110,904.31	SH 	SOLE		N/A		110,904.31	0		0
Covidien		COM		G2554F105	2510.41725	45,911.07	SH 	SOLE		N/A		45,911.07	0		0
Merck			COM		58933Y105	2191.55974	57,071.87	SH 	SOLE		N/A		57,071.87	0		0
Molson Coors Brewing	COM		60871R209	2172		48,000		SH 	SOLE		N/A		48,000		0		0
Du Pont E I De Nemou	COM		263534109	1980.3644	37,436		SH 	SOLE		N/A		37,436		0		0
Mastercard		COM		57636Q104	1325.96262	3,153		SH 	SOLE		N/A		3,153		0		0
Lowe's Companies	COM		548661107	1227.7425	39,125		SH 	SOLE		N/A		39,125		0		0
Exxon Mobil		COM		30231G102	1136.33646	13,102		SH 	SOLE		N/A		13,102		0		0
Intel			COM		458140100	926.87714	32,967.35	SH 	SOLE		N/A		32,967.35	0		0
Paychex			COM		704326107	761.88032	24,584.72	SH 	SOLE		N/A		24,584.72	0		0
B P Prudhoe Bay Roya	COM		55630107	304.1181	2,431		SH 	SOLE		N/A		2,431		0		0
Apple			COM		37833100	254.80875	425		SH 	SOLE		N/A		425		0		0
Exelon			COM		30161N101	125.78568	3,208		SH 	SOLE		N/A		3,208		0		0